As filed with the Securities and Exchange Commission on September 24, 2026
Securities Act Registration No. 333-234544
Investment Company Act Registration No. 811-23439

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 1011	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 1013	[X]

ETF OPPORTUNITIES TRUST
(Exact Name of Registrant as Specified in Charter)

Karen Shupe Commonwealth Fund Services, Inc. 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (804) 267-7400
(Address and Telephone Number of Principal Executive Offices)

The Corporation Trust Co.
Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copy to:
John H. Lively
Practus, LLP
7001 N. Scottsdale Rd, Suite 2040
Scottsdale, AZ 85253
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
X	on October 23, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following funds, each a series of ETF Opportunities Trust:

REX-OspreyTM AAVE ETF
REX-OspreyTM ADA +Staking ETF
REX- OspreyTM ATOM + Staking ETF
REX-OspreyTM AVAX + Staking ETF
REX-OspreyTM BCH ETF
REX-OspreyTM CRO + Staking ETF
REX-OspreyTM DOT + Staking ETF
REX- OspreyTM ENA ETF
REX-OspreyTM HBAR ETF
REX-OspreyTM HYPE + Staking ETF
REX- OspreyTM INJ + Staking ETF
REX-OspreyTM LINK ETF
REX-OspreyTM LTC ETF
REX- OspreyTM NEAR + Staking ETF
REX- OspreyTM OKB ETF
REX- OspreyTM SEI + Staking ETF
REX-OspreyTM SUI + Staking ETF
REX- OspreyTM TAO + Staking ETF
REX-OspreyTM TRX +Staking ETF
REX-OspreyTM UNI ETF
REX-OspreyTM XLM ETF

This Post-Effective Amendment to the Registration Statement on Form N-1A is filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 23, 2026 as the new effective date for Post-Effective Amendment No. 408 to the Registration Statement filed on October 3, 2025 for the following funds:

REX-OspreyTM AAVE ETF
REX-OspreyTM ADA +Staking ETF
REX- OspreyTM ATOM + Staking ETF
REX-OspreyTM AVAX + Staking ETF
REX-OspreyTM BCH ETF
REX-OspreyTM CRO + Staking ETF
REX-OspreyTM DOT + Staking ETF
REX- OspreyTM ENA ETF
REX-OspreyTM HBAR ETF
REX-OspreyTM HYPE + Staking ETF
REX- OspreyTM INJ + Staking ETF
REX-OspreyTM LINK ETF
REX-OspreyTM LTC ETF
REX- OspreyTM NEAR + Staking ETF
REX- OspreyTM OKB ETF
REX- OspreyTM SEI + Staking ETF
REX-OspreyTM SUI + Staking ETF
REX- OspreyTM TAO + Staking ETF
REX-OspreyTM TRX +Staking ETF
REX-OspreyTM UNI ETF
REX-OspreyTM XLM ETF

This Post-Effective Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C contained in Post-Effective Amendment No. 408 to the Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 24th day of September, 2026.
ETF OPPORTUNITIES TRUST
By: /s/ Karen M. Shupe
 Karen M. Shupe
 Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Mary Lou H. Ivey	Trustee	September 24, 2026

*Theo H. Pitt, Jr.	Trustee	September 24, 2026

*Dr. David J. Urban	Trustee	September 24, 2026

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	September 24, 2026
Karen M. Shupe

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	September 24, 2026
Ann T. MacDonald

*By: /s/ Karen M. Shupe
Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney